                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA               February 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       57

Form 13F Information Table Value Total:   $  41,734
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     FORM 13F INFORMATION TABLE







                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


Actel Corporation                   COM           004934105     $1,347      98,600     SH          SHARED       NONE       98,600
Acxiom Corporation                  COM           005125109     $250        21,300     SH          SHARED       NONE       21,300
Aercap Holdings                     SHS           N00985106     $586        28,100     SH          SHARED       NONE       28,100
Affiliated Computer Services Inc    CL A          008190100     $361         8,000     SH          SHARED       NONE        8,000
Applied Signal Tech                 COM           038237103     $319        23,500     SH          SHARED       NONE       23,500
AZZ Incorporated                    COM           002474104     $760        26,800     SH          SHARED       NONE       26,800
Callidus Software                   COM           13123E500     $324        62,600     SH          SHARED       NONE       62,600
Chart Industries                    COM PAR $0.01 16115Q308     $1,035      33,500     SH          SHARED       NONE       33,500
CIBER Inc                           COM           17163B102     $512        83,800     SH          SHARED       NONE       83,800
Clean Harbors Inc                   COM           184496107     $905        17,500     SH          SHARED       NONE       17,500
Comstock Resources Inc.             COM NEW       205768203     $1,401      41,200     SH          SHARED       NONE       41,200
Concur Technologies Inc             COM           206708109     $398        11,000          PUT    SHARED       NONE       11,000
Cross Country Healthcare Inc.       COM           227483104     $365        25,600     SH          SHARED       NONE       25,600
Dresser-Rand Group, Inc.            COM           261608103     $867        22,200     SH          SHARED       NONE       22,200
Dycom Industries, Inc.              COM           267475101     $754        28,300     SH          SHARED       NONE       28,300
Energy Select SPDR Trust            SBI INT-ENRGY 81369Y506     $730         9,200          PUT    SHARED       NONE        9,200
Entegris Inc                        COM           29362U104     $611        70,800     SH          SHARED       NONE       70,800
Entropic Communications             COM           29384R105     $146        20,000     SH          SHARED       NONE       20,000
Fastenal Co                         COM           311900104     $323         8,000          PUT    SHARED       NONE        8,000
Financial Select Sector SPDR        SBI INT-FINL  81369Y605     $240         8,300          CALL   SHARED       NONE        8,300
First Marblehead Corp.              COM           320771108     $407        26,600     SH          SHARED       NONE       26,600
Foot Lokcer                         COM           344849104     $346        25,300     SH          SHARED       NONE       25,300
Fred's Inc                          CL A          356108100     $385        40,000     SH          SHARED       NONE       40,000
Genworth Financial Inc.             COM CL A      37247D106     $417        16,400     SH          SHARED       NONE       16,400
Gerber Scientific Inc               COM           373730100     $1,248     115,600     SH          SHARED       NONE      115,600
Goodman Global Inc                  COM           38239A100     $361        14,700          PUT    SHARED       NONE       14,700
Houston Wire and Cable Company      COM           44244K109     $489        34,600     SH          SHARED       NONE       34,600
Interactive Intelligence Inc        COM           45839M103     $411        15,600          PUT    SHARED       NONE       15,600
International Speedway Corp         CL A          460335201     $210         5,100          PUT    SHARED       NONE        5,100
iShares Dow Jones Transport Avg     TRNSP AVE IDX 464287192     $983        12,100          PUT    SHARED       NONE       12,100
iShares Russell 2000 Index          RUSSELL 2000  464287655     $7,136      94,000          PUT    SHARED       NONE       94,000
iShares Russell 2000 Value          RUSL 2000 VAL 464287630     $994        14,100          PUT    SHARED       NONE       14,100
Itron Inc Convertible Bond          NOTE 2.5%     456741AJ5     $662       412,000     PRN         SHARED       NONE      412,000
Jabil Circuit Inc                   COM           466313103     $224        14,700     SH          SHARED       NONE       14,700
Kelly Services Inc                  CL A          488152208     $334        17,900     SH          SHARED       NONE       17,900
Lighting Science Group Corp         COM           53224G301     $46        106,100     SH          SHARED       NONE      106,100
Lundin Mining Corp                  COM           550372106     $339        35,500     SH          SHARED       NONE       35,500
Merit Medical Systems Inc           COM           589889104     $677        48,700     SH          SHARED       NONE       48,700
Midcap SPDR Trust                   UNIT SER 1    595635103     $2,482      16,000          PUT    SHARED       NONE       16,000
Newfield Exploration Co             COM           651290108     $242         4,600     SH          SHARED       NONE        4,600
Newpark Resources                   COM PAR $0.01 651718504     $138        25,300     SH          SHARED       NONE       25,300
Packeteer Inc                       COM           695210104     $290        47,000     SH          SHARED       NONE       47,000
Penford Corp.                       COM           707051108     $384        15,000     SH          SHARED       NONE       15,000
PowerSecure International           COM           73936N105     $693        51,300     SH          SHARED       NONE       51,300
Retail Holders Trust                DEP RCPT      76127U101     $280         3,000          PUT    SHARED       NONE        3,000
Rex Energy                          COM           761565100     $785        65,800     SH          SHARED       NONE       65,800
Rosetta Resources, Inc.             COM           777779307     $351        17,700     SH          SHARED       NONE       17,700
Sauer-Danfoss Inc                   COM           804137107     $952        38,000     SH          SHARED       NONE       38,000
Seachange International Inc         COM           811699107     $1,403     194,000     SH          SHARED       NONE      194,000
Sensient Technologies Corp          COM           81725T100     $945        33,400     SH          SHARED       NONE       33,400
Skyworks Solutions                  COM           83088M102     $458        53,900     SH          SHARED       NONE       53,900
SMART Modular Technologies          ORD SHS       G82245104     $759        74,600     SH          SHARED       NONE       74,600
Steelcase Inc.                      CL A          858155203     $433        27,300     SH          SHARED       NONE       27,300
Tetra Technologies Inc.             COM           88162F105     $525        33,700     SH          SHARED       NONE       33,700
The Hanover Insurance Group Inc.    COM           410867105     $1,095      23,900     SH          SHARED       NONE       23,900
Unit Corp                           COM           909218109     $1,119      24,200     SH          SHARED       NONE       24,200
Vishay Intertechnology Inc          COM           928298108     $497        43,600     SH          SHARED       NONE       43,600



                                                                $41,734








